Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Schedule of Share Capital
	March 31, 2025	March 31, 2026	March 31, 2025	March 31, 2026
	Number of ordinary shares		US$	US$
Issued and fully paid:
Class A ordinary shares	13,000,000	15,300,000	130	153
Class B ordinary shares	3,000,000	3,000,000	30	30
	16,000,000	18,300,000	160	183